Income taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income taxes
Tax expense (income)	$ 74,433	$ (56,822)
Current tax expense (income)	70,000	16,000
Deferred tax expense (income)	$ 4,000	$ (72,000)